Nature of operations and going concern (Details)			3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 25, 2024 USD ($) shares	Jan. 15, 2024 USD ($) item	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 USD ($)	Sep. 30, 2024 CAD ($) shares	Mar. 31, 2024 CAD ($)	Jan. 23, 2024 USD ($)
Nature of operations and going concern
Number of shares to acquire | shares									1
Shares issued to NCAC shareholders | shares							2,000
Comprehensive loss			$ 41,845	$ (306,906)	$ 2,859,615	$ (1,600,863)	$ (50,963,351)	$ (3,296,231)
Psyence Group Inc
Nature of operations and going concern
Shares issued to NCAC shareholders | shares	66,667						66,667
Pre-share consolidation | shares							5,000,000
Convertible note liability
Nature of operations and going concern
Aggregate principal amount									$ 185,976	$ 3,125,000
Convertible note liability | Range
Nature of operations and going concern
Senior secured convertible notes | item		4
Convertible note liability | Range | Investors
Nature of operations and going concern
Aggregate principal amount		$ 12,500,000
Subscription amount		10,000,000
First Tranche Note | Investors
Nature of operations and going concern
Principal amount of debt issued	$ 3,125,000	3,125,000
Total subscription amount	$ 2,500,000	$ 2,500,000			$ 1,000,000		$ 2,500,000
Business combination agreement
Nature of operations and going concern
Number of shares to acquire | shares	1
Amount for minimum cash condition											$ 20,000,000
Business combination agreement | Investors
Nature of operations and going concern
Senior secured convertible notes | item		4
Business combination agreement | Convertible note liability | Range
Nature of operations and going concern
Aggregate principal amount		$ 12,500,000
Subscription amount		$ 10,000,000